AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

February 11, 2003

Dear AMIDEX Shareholder,

     Enclosed please find the Semi-Annual Report for the AMIDEXTM Funds, Inc.

     The AMIDEXTM Funds, along with most stock mutual funds, is continuing to struggle with the after-effects of the terrorist assault on our country, the fear of a new war with Iraq, and the aftermath of the bursting of the "tech bubble".

     Our Israel-related fund, the AMIDEX35TM, is additionally challenged by the painful continuation of terrorist assaults on Israel. The global recession, regional tensions, and a lack of positive momentum have contributed to the disappointing performance of our funds. The publicity given to accounting scandals, self-dealing and breach of investors' trust by some of the country's biggest companies, and the continuing lack of dramatically positive economic news, are all also continuing to stall an economic recovery, and continuing to hold stock prices down.

     Surely we are disappointed in the performance of the Funds, but in the context of world events, we view our past performance to be attributable to an unfortunate coincidence of events that we all hope will never be repeated.

     Our primary investment strategies and objectives remain unchanged. Our funds are based on indexes, and there has been no change in the underlying indexes or portfolios, other than routine maintenance as outlined in the prospectuses.

     We continue to believe in the merits of investing in our AMIDEX35TM and AMIDEX Cancer Innovations & Healthcare funds, and we remain committed to the index methodology as best method of holding portfolios of stocks in our specialty niches. We encourage our investors to remain focused on the long-term prospects for the funds, and to persevere through the uncertainties that still lie ahead.

     Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

                                        Best regards,


                                        Cliff Goldstein
                                        President, AMIDEXTM Funds, Inc.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
AMIDEX35TM MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2002 (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------     ----------
COMMON STOCK - (98.25%)

BANKING & INSURANCE - (14.86%)
Bank Hapoalim Ltd.*                                      213,528     $  337,198
Bank Leumi Le-Israel*                                    241,916        287,301
Clal Insurance Enterprise Holdings, Ltd.                   8,756        113,594
Israel Discount Bank Cl A *                              159,710         96,108
Migdal Insurance Holdings                                185,416        171,853
United Mizrahi Bank Ltd. *                                34,315         82,170
                                                                     ----------
                                                                      1,088,224
                                                                     ----------

CHEMICALS - (4.66%)
Israel Chemicals, Ltd.                                   214,835        246,357
Makhteshim-Agan Industries Ltd.                           54,987         94,524
                                                                     ----------
                                                                        340,881
                                                                     ----------

COMPUTER SOFTWARE - (23.48%)
Amdocs, Ltd. ADR *                                        38,003        437,034
Check Point Software Technologies, Ltd. ADR *             39,495        673,390
DSP Group, Inc. ADR *                                      4,705         81,632
Mercury Interactive Corp. ADR *                           14,186        474,947
Precise Software Solutions, Ltd. ADR *                     3,900         51,480
                                                                     ----------
                                                                      1,718,483
                                                                     ----------

DIGITAL IMAGING - (4.47%)
Creo, Inc. ADR *                                           8,600         68,895
Electronics for Imaging, Inc. ADR *                        9,428        166,781
Orbotech, Ltd. ADR *                                       5,382         91,871
                                                                     ----------
                                                                        327,547
                                                                     ----------

DIVERSIFIED HOLDINGS - (9.22%)
Clal Industries & Investments *                           26,851         91,217
Discount Investment Corp.                                  8,160        175,559
IDB Development Corp., Ltd. *                             10,229        185,522
IDB Holding Corp., Ltd. *                                  6,490        121,618
Israel Corp., Ltd. *                                       1,005        101,430
                                                                     ----------
                                                                        675,346
                                                                     ----------

FOOD - (1.09%)
Osem Investment, Ltd.                                     12,172         79,794
                                                                     ----------

INVESTMENT COMPANIES - (0.08%)
Koor Industries, Ltd.*                                       407          5,622
                                                                     ----------

MEDICAL PRODUCTS - (0.66%)
Bio-Technology General Corp. ADR *                         8,600         36,378
Lumenis, Ltd. ADR *                                        5,000         12,000
                                                                     ----------
                                                                         48,378
                                                                     ----------

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
AMIDEX35TM MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2002 (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------     ----------
OIL COMPANIES - (1.21%)
Delek Group, Ltd.*                                         1,472     $   88,453
                                                                     ----------

PHARMACEUTICAL - (23.90%)
Taro Pharmaceutical Industries, Ltd. ADR *                 3,000        117,780
Teva Pharmaceutical Industries ADR                        20,654      1,631,459
                                                                     ----------
                                                                      1,749,239
                                                                     ----------

TELECOMMUNICATIONS - (14.62%)
Bezeq Israeli Telecommunications Corp., Ltd.             359,490        382,925
Comverse Technology, Inc. ADR *                           31,677        382,341
ECI Telecom, Ltd. ADR *                                   15,858         39,645
Harmonic, Inc. ADR *                                       8,500         26,775
NDS Group Plc. ADR*                                        9,300         57,195
Partner Communications ADR *                              30,600        122,400
Ulticom, Inc. ADR *                                        7,800         58,812
                                                                     ----------
                                                                      1,070,093
                                                                     ----------

Total Common Stock (Cost $18,115,465)                                 7,192,060
                                                                     ----------

SHORT-TERM INVESTMENTS - (2.18%)
First American Treasury Obligations Fund
   (Cost $159,379)                                       159,379        159,379
                                                                     ----------

TOTAL INVESTMENTS (COST $18,274,844) - (100.43%)                     $7,351,439
LIABILITIES IN EXCESS OF OTHER ASSETS  - (-0.43%)                       (31,403)
                                                                     ----------
NET ASSETS - (100%)                                                  $7,320,036
                                                                     ==========

* Non-income producing security.
  ADR - American depository receipt

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2002 (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------     ----------
COMMON STOCK - 89.08%

AGRICULTURE - (0.16%)
Monsanto Co.                                                  85     $    1,495
                                                                     ----------

BIOTECHNOLOGY - (25.66%)
Amgen, Inc.*                                               1,180         55,696
Biogen, Inc.*                                                500         22,075
Chiron Corp.*                                                800         32,168
Enzon, Inc.*                                                 100          1,848
Genentech, Inc.*                                           2,000         66,000
Genzyme Corp.*                                               900         29,520
Human Genome Sciences, Inc.*                                 300          3,171
Idec Pharmaceuticals Corp.*                                  600         19,824
Immunomedics, Inc.                                           100            735
Millennium Pharmaceuticals, Inc.*                            900          9,009
Myriad Genetics, Inc.*                                       100          1,902
Protein Design Labs, Inc.*                                   200          1,826
                                                                     ----------
                                                                        243,774
                                                                     ----------

HEALTHCARE PRODUCTS - (13.07%)
Amersham Plc. ADR                                            800         35,560
Beckman Coulter, Inc.                                        300          8,868
Cytyc Corp.*                                                 200          2,000
Johnson & Johnson                                          1,200         68,424
Varian Medical Systems, Inc.*                                200          9,338
                                                                     ----------
                                                                        124,190
                                                                     ----------

PHARMACEUTICALS - (50.19%)
Abbott Laboratories                                          500         21,890
Abgenix, Inc.*                                               200          1,854
AstraZeneca Plc. ADR                                         600         22,704
Aventis SA ADR                                               300         16,548
Bristol-Myers Squibb Co.                                     600         15,900
Celgene Corp.*                                               200          4,956
Cell Therapeutics, Inc.*                                     100            960
Celltech Group Plc. ADR*                                     600          6,396
Elan Corp. Plc. ADR*                                         100            244
Eli Lilly & Co.                                              400         27,320
Gilead Sciences, Inc.*                                       800         31,584
GlaxoSmithKline Plc. ADR                                   1,200         45,600
ICN Pharmaceuticals, Inc.                                    200          2,350
Ilex Oncology, Inc.*                                         100          1,092
ImClone Systems*                                             300          4,119
Medarex, Inc.*                                               200          1,020
Medimmune, Inc.*                                           1,600         42,272
Merck & Co., Inc.                                            900         53,469
Novartis AG ADR                                            1,000     $   38,000
Pfizer, Inc.                                               2,400         75,696
Pharmacia Corp.                                              500         21,150
QLT Inc.*                                                    100            994
Schering-Plough Corp.                                        600         13,596
SICOR, Inc.*                                                 200          3,154
Tularik, Inc.*                                               100            959
Vertex Pharmaceuticals, Inc.*                                200          3,716
Wyeth                                                        500         19,215

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2002 (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------     ----------
                                                                        476,758
                                                                     ----------

TOTAL COMMON STOCK (Cost $1,138,308)                                    846,217
                                                                     ----------

SHORT-TERM INVESTMENTS - (11.24%)
First American Treasury Obligations Fund
    (Cost $106,755)                                      106,755        106,755
                                                                     ----------

TOTAL INVESTMENTS (COST $1,245,063) - (100.32%)                      $  952,972
LIABILITIES IN EXCESS OF OTHER ASSETS - (-0.32%)                         (3,043)
                                                                     ----------
NET ASSETS - (100%)                                                  $  949,929
                                                                     ----------

* Non-income producing security.
  ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM  FUNDS, INC.                                         SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    AMIDEX35TM
                                                                    MUTUAL FUND
                                                                   ------------
ASSETS:
     Investments, at market (identified cost: $18,274,844)         $  7,351,439
     Receivables:
          Dividends                                                       1,504
          Interest                                                           14
          Prepaids                                                          227
          Fund shares sold                                                1,089
                                                                   ------------
               Total assets                                           7,354,273
                                                                   ------------

LIABILITIES:
     Payables:
          Investment advisory fees                                        2,912
          Consulting fees                                                 4,399
          Dealer Commision                                                1,189
          Distribution fees                                               6,990
          Fund shares redeemed                                            1,000
          Other liabilities                                              17,747
                                                                   ------------
               Total liabilities                                         34,237
                                                                   ------------

NET ASSETS                                                         $  7,320,036
                                                                   ============

NET ASSETS CONSIST OF:
          Common stock                                             $        129
          Additional paid-in capital                                 21,917,620
          Undistributed net investment loss                             (91,851)
          Accumulated realized loss on investments                   (3,582,457)
          Net unrealized loss on investments                        (10,923,405)
                                                                   ------------

Total Net Assets (1,365,802 shares outstanding; 500,000,000
     shares of $0.0001 par value authorized)                       $  7,320,036
                                                                   ============

NO-LOAD CLASS SHARES:
Net Assets applicable to 826,786 shares outstanding (Note 2)       $  5,202,330
                                                                   ============
Net Asset Value, offering and redemption price per share           $       6.29
                                                                   ============

CLASS A SHARES:
Net Assets applicable to 353,898 shares outstanding (Note 2)       $  1,725,227
                                                                   ============
Net Asset Value and redemption price per share                     $       4.87
                                                                   ============

Offering price per share Class A                                   $       5.07
                                                                   ============

CLASS C SHARES:
Net Assets applicable to 105,413 shares outstanding (Note 2)       $    392,479
                                                                   ============
Net Asset Value, offering and redemption price per share           $       3.72
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM  FUNDS, INC.                                         SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 AMIDEXTM ISRAEL
                                                                 TECHNOLOGY FUND
                                                                 ---------------
ASSETS:
     Cash                                                          $    552,740
     Interest receivable                                                     82
                                                                   ------------
               Total assets                                             552,822
                                                                   ------------

LIABILITIES:
     Payables:
          Investment advisory fees                                          544
          Dealer Commision                                                   74
          Distribution fees                                                 404
          Other liabilities                                               3,000
                                                                   ------------
               Total liabilities                                          4,022
                                                                   ------------
NET ASSETS                                                         $    548,800
                                                                   ============

NET ASSETS CONSIST OF:
          Common stock                                             $         14
          Additional paid-in capital                                  1,820,449
          Undistributed net investment loss                              (6,909)
          Accumulated realized loss on investments                   (1,264,754)
                                                                   ------------

Total Net Assets (141,238 shares outstanding; 500,000,000
     shares of $0.0001 par value authorized)                       $    548,800
                                                                   ============

Net Asset Value and redemption price per share                     $       3.89
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM  FUNDS, INC.                                         SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                AMIDEXTM CANCER
                                                                  INNOVATIONS
                                                               & HEALTHCARE FUND
                                                               -----------------
ASSETS:
     Investments, at market (identified cost: $1,245,063)          $    952,972
     Receivables:
          Dividends                                                       1,130
          Interest                                                           61
          Prepaids                                                           31
                                                                   ------------
               Total assets                                             954,194
                                                                   ------------

LIABILITIES:
     Payables:
          Investment advisory fees                                          383
          Consulting fees                                                 1,552
          Dealer Commision                                                  205
          Distribution fees                                                 674
          Other liabilities                                               1,451
                                                                   ------------
               Total liabilities                                          4,265
                                                                   ------------
NET ASSETS                                                         $    949,929
                                                                   ============

NET ASSETS CONSIST OF:
          Common stock                                             $         13
          Additional paid-in capital                                  1,248,221
          Undistributed net investment loss                              (6,214)
          Net unrealized loss on investments                           (292,091)
                                                                   ------------

Total Net Assets (128,011 shares outstanding; 500,000,000
     shares of $0.0001 par value authorized)                       $    949,929
                                                                   ============

CLASS A SHARES:
Net Assets applicable to 127,048 shares outstanding (Note 2)       $    942,818
                                                                   ============
Net Asset Value and redemption price per share                     $       7.42
                                                                   ============

Offering price per share Class A                                   $       7.85
                                                                   ============

CLASS C SHARES:
Net Assets applicable to 963 shares outstanding (Note 2)           $      7,111
                                                                   ============
Net Asset Value, offering and redemption price per share           $       7.38
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS - FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    AMIDEX35TM
                                                                    MUTUAL FUND
                                                                   ------------
INVESTMENT INCOME:
     Interest                                                      $        170
     Dividends (net of foreign taxes: $709)                               5,211
                                                                   ------------
          Total investment income                                         5,381
                                                                   ------------

EXPENSES:
     Investment advisory fees                                             8,692
     Consulting fees                                                     15,663
     Operating service fees                                              25,206
     Distribution fees - No-load Class                                    5,742
     Distribution fees - Class A                                          2,074
     Distribution fees - Class C                                          1,932
     Accounting and Transfer agent fees                                  20,886
     Custody fees                                                         6,527
     Audit fees                                                           4,351
     Legal fees                                                           2,088
     Report Printing                                                      1,523
     Miscellaneous expenses                                               2,548
                                                                   ------------
          Total expenses                                                 97,232
                                                                   ------------

     Net investment loss                                                (91,851)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                  (277,140)
     Net change in unrealized appreciation on investments               190,003
                                                                   ------------
                                                                        (87,137)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (178,988)
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS - For the Period Ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 AMIDEXTM ISRAEL
                                                                 TECHNOLOGY FUND
                                                                 ---------------
INVESTMENT INCOME:
     Interest                                                      $        531
     Dividends                                                              606
                                                                   ------------
          Total investment income                                         1,137
                                                                   ------------

EXPENSES:
     Investment advisory fees                                             1,323
     Operating service fees                                               1,865
     Distribution fees                                                    1,066
     Custody fees                                                         1,082
     Legal fees                                                             216
     Miscellaneous expenses                                               2,494
                                                                   ------------
          Total expenses                                                  8,046
                                                                   ------------

     Net investment loss                                                 (6,909)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                (1,128,606)
     Net change in unrealized appreciation on investments               759,741
                                                                   ------------
                                                                       (368,865)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (375,774)
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS - For the Period ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                AMIDEXTM CANCER
                                                                  INNOVATIONS
                                                               & HEALTHCARE FUND
                                                               -----------------
INVESTMENT INCOME:
     Interest                                                      $        566
     Dividends                                                            4,461
                                                                   ------------
          Total investment income                                         5,027
                                                                   ------------

EXPENSES:
     Investment advisory fees                                             1,049
     Consulting fees                                                      2,287
     Operating service fees                                               1,282
     Distribution fees - Class A                                          1,142
     Distribution fees - Class C                                             63
     Accounting and Transfer agent fees                                   2,984
     Custody fees                                                           933
     Audit fees                                                             622
     Legal fees                                                             298
     Report Printing                                                        218
     Miscellaneous expenses                                                 363
                                                                   ------------
          Total expenses                                                 11,241
                                                                   ------------

     Net investment loss                                                 (6,214)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                 --
     Net change in unrealized depreciation on investments               (82,557)
                                                                   ------------
                                                                        (82,557)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    (88,771)
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               AMIDEX35TM MUTUAL FUND

                                                            PERIOD ENDED
                                                         NOVEMBER 30, 2002    YEAR ENDED
INCREASE IN NET ASSETS                                      (UNAUDITED)      MAY 31, 2002
                                                            ------------     ------------

Operations:
     Net investment loss                                    $    (91,851)    $   (169,536)
     Net realized loss on investments                           (277,140)      (2,505,346)
     Net change in unrealized appreciation
       (depreciation) on investments                             190,003       (5,061,891)
                                                            ------------     ------------
Net decrease in net assets resulting from operations            (178,988)      (7,736,773)
                                                            ------------     ------------

Decrease in net assets from Fund share
  transactions (Note 2)                                         (328,008)      (1,134,004)
                                                            ------------     ------------

Total decrease in net assets                                    (506,996)      (8,870,777)

NET ASSETS:
     Beginning of period                                       7,827,032       16,697,809
                                                            ------------     ------------
     End of period                                          $  7,320,036     $  7,827,032
                                                            ============     ============

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           AMIDEXTM ISRAEL TECHNOLOGY FUND
                                                           -------------------------------

                                                            PERIOD ENDED
                                                         NOVEMBER 30, 2002    YEAR ENDED
INCREASE IN NET ASSETS                                      (UNAUDITED)      MAY 31, 2002
                                                            ------------     ------------

Operations:
     Net investment loss                                    $     (6,909)    $    (18,629)
     Net realized loss on investments                         (1,128,606)        (136,141)
     Net change in unrealized appreciation
       (depreciation) on investments                             759,741         (540,606)
                                                            ------------     ------------
Net decrease in net assets resulting from operations            (375,774)        (695,376)
                                                            ------------     ------------

Increase (decrease) in net assets from Fund share
  transactions (Note 2)                                         (313,572)          58,795
                                                            ------------     ------------

Total decrease in net assets                                    (689,346)        (636,581)

NET ASSETS:
     Beginning of period                                       1,238,146        1,874,727
                                                            ------------     ------------
     End of period                                          $    548,800     $  1,238,146
                                                            ============     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND

                                                            PERIOD ENDED     COMMENCEMENT
                                                            NOVEMBER 30,     OF OPERATIONS
                                                                2002            THROUGH
                                                            (UNAUDITED)      MAY 31, 2002*
                                                            ------------     ------------

INCREASE IN NET ASSETS
Operations:
     Net investment loss                                    $     (6,214)    $     (1,699)
     Net change in unrealized depreciation
       on investments                                            (82,557)        (209,534)
                                                            ------------     ------------
Net decrease in net assets resulting from operations             (88,771)        (211,233)
                                                            ------------     ------------

Increase in net assets from Fund share
  transactions (Note 2)                                              339        1,249,594
                                                            ------------     ------------

Total increase (decrease) in net assets                          (88,432)       1,038,361

NET ASSETS:
     Beginning of period                                       1,038,361               --
                                                            ------------     ------------
     End of period                                          $    949,929     $  1,038,361
                                                            ============     ============

* The AMIDEXTM Cancer Innovations & Healthcare Fund commenced operations on November 1, 2001

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------

                                                                     AMIDEX35TM MUTUAL FUND
                                                                         NO-LOAD CLASS
                                                   ----------------------------------------------------------
                                                 FOR THE PERIOD
                                                     ENDED
                                                  NOVEMBER 30,    FOR THE YEAR    FOR THE YEAR   FOR THE PERIOD
                                                      2002           ENDED           ENDED           ENDED
                                                   (UNAUDITED)    MAY 31, 2002    MAY 31, 2001    MAY 31, 20001
                                                   ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $     6.39      $    12.41      $    17.05      $    10.00
                                                   ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net investment loss                                (0.08)          (0.14)          (0.22)          (0.23)
     Net realized and unrealized gain (loss) on
          investments                                   (0.02)          (5.88)          (4.22)           7.28
                                                   ----------      ----------      ----------      ----------
          Total from investment operations              (0.10)          (6.02)          (4.44)           7.05
                                                   ----------      ----------      ----------      ----------

DISTRIBUTIONS:
     From net realized capital gain                        --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------
          Total distributions                              --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                     $     6.29      $     6.39      $    12.41      $    17.05
                                                   ==========      ==========      ==========      ==========

TOTAL RETURN                                            (1.56)%        (48.51)%        (26.37)%         70.50%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)          $    5,202      $    5,360      $   11,462      $   10,981
     Ratio of expenses to average net assets:            2.89%2          2.20%           2.20%           2.85%2
     Ratio of net investment loss to
       average net assets:                              (2.73)2         (1.61)%         (1.36)%         (1.50)2
     Portfolio turnover rate                             0.00%          27.70%          41.60%          18.16%

1 The AMIDEX35TM  Mutual Fund No-load Class shares commenced  operations on June
  8, 1999.

2 Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------

                                                                     AMIDEX35TM MUTUAL FUND
                                                                            CLASS A
                                                   ----------------------------------------------------------
                                                 FOR THE PERIOD
                                                     ENDED
                                                  NOVEMBER 30,    FOR THE YEAR    FOR THE YEAR   FOR THE PERIOD
                                                      2002           ENDED           ENDED           ENDED
                                                   (UNAUDITED)    MAY 31, 2002    MAY 31, 2001    MAY 31, 20001
                                                   ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $     4.95      $     9.62      $    13.33      $     9.60
                                                   ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net investment loss                                (0.06)          (0.11)          (0.20)          (0.10)
     Net realized and unrealized gain (loss) on
          investments                                   (0.02)          (4.56)          (3.31)           3.83
                                                   ----------      ----------      ----------      ----------
          Total from investment operations              (0.08)          (4.67)          (3.51)           3.73
                                                   ----------      ----------      ----------      ----------

DISTRIBUTIONS:
     From net realized capital gain                        --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------
          Total distributions                              --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                     $     4.87      $     4.95      $     9.62      $    13.33
                                                   ==========      ==========      ==========      ==========

TOTAL RETURN                                            (1.62)%        (48.54)%        (26.75)%         38.85%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)          $    1,725      $    2,003      $    3,930      $      645
     Ratio of expenses to average net assets:            2.47%2          2.20%           2.20%           2.70%2
     Ratio of net investment loss to
          average net assets:                           (2.71)%2        (1.61)%         (1.60)%         (1.48)2
     Portfolio turnover rate                             0.00%          27.70%          41.60%          18.16%

1 The AMIDEX35TM Mutual Fund Class A shares commenced operations on November 19,
  1999.

2 Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------

                                                                     AMIDEX35TM MUTUAL FUND
                                                                            CLASS C
                                                   ----------------------------------------------------------
                                                 FOR THE PERIOD
                                                     ENDED
                                                  NOVEMBER 30,    FOR THE YEAR    FOR THE YEAR   FOR THE PERIOD
                                                      2002           ENDED           ENDED           ENDED
                                                   (UNAUDITED)    MAY 31, 2002    MAY 31, 2001    MAY 31, 20001
                                                   ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $     3.80      $     7.43      $    10.42      $    10.00
                                                   ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net investment loss                                (0.06)          (0.12)          (0.23)          (0.01)
     Net realized and unrealized gain (loss) on
          investments                                   (0.02)          (3.51)          (2.56)           0.43
                                                   ----------      ----------      ----------      ----------
          Total from investment operations              (0.08)          (3.63)          (2.79)           0.42
                                                   ----------      ----------      ----------      ----------

DISTRIBUTIONS:
     From net realized capital gain                        --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------
          Total distributions                              --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                     $     3.72      $     3.80      $     7.43      $    10.42
                                                   ==========      ==========      ==========      ==========

TOTAL RETURN                                            (2.11)%        (48.86)%        (27.32)%          4.20%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)          $      392      $      464      $    1,305      $       38
     Ratio of expenses to average net assets:            3.62%2          2.95%           2.95%           2.51%2
     Ratio of net investment loss to
          average net assets:                           (3.46)%2        (2.31)%         (2.39)%         (2.14)2
     Portfolio turnover rate                             0.00%          27.70%          41.60%          18.16%

1 The  AMIDEX35TM  Mutual Fund Class C shares  commenced  operations  on May 19,
  2000.

2 Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------

                                                      AMIDEXTM ISRAEL TECHNOLOGY FUND
                                                               NO-LOAD CLASS
                                                 ------------------------------------------
                                               FOR THE PERIOD
                                                   ENDED
                                                NOVEMBER 30,    FOR THE YEAR   FOR THE PERIOD
                                                     2002          ENDED           ENDED
                                                 (UNAUDITED)    MAY 31, 2002    MAY 31, 20011
                                                 ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $     5.55      $     8.72      $    10.00
                                                 ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net investment loss                              (0.03)          (0.08)          (0.02)
     Net realized and unrealized loss on
          investments                                 (1.63)          (3.09)          (1.26)
                                                 ----------      ----------      ----------
          Total from investment operations            (1.66)          (3.17)          (1.28)
                                                 ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                   $     3.89      $     5.55      $     8.72
                                                 ==========      ==========      ==========

TOTAL RETURN                                         (29.91)%        (36.35)%        (12.80)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)        $      549      $    1,238      $    1,875
     Ratio of expenses to average net assets:          1.89%2,3        1.45%           1.45%2
     Ratio of net investment loss to
          average net assets:                         (1.62)2,3       (1.25)%         (0.70)2
     Portfolio turnover rate                          51.92%          77.75%           0.00%

1 The AMIDEX Israel Technology Fund commenced operations on February 15, 2001.

2 Annualized

3 Calculated to date net asset value became fixed on November 5, 2002.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
                                                   ----------------------------------------------------------

                                                    CLASS A         CLASS C         CLASS A         CLASS C
                                                   ----------      ----------      ----------      ----------
                                                 FOR THE PERIOD  FOR THE PERIOD
                                                     ENDED           ENDED
                                                  NOVEMBER 30,    NOVEMBER 30,   FOR THE PERIOD  FOR THE PERIOD
                                                      2002            2002           ENDED           ENDED
                                                   (UNAUDITED)     (UNAUDITED)   MAY 31, 20021   MAY 31, 20022
                                                   ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $     8.12      $     8.11      $    10.00      $     9.34
                                                   ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net investment loss                                (0.05)          (0.07)          (0.02)          (0.02)
     Net realized and unrealized loss on
          investments                                   (0.65)          (0.66)          (1.86)          (1.21)
                                                   ----------      ----------      ----------      ----------
          Total from investment operations              (0.70)          (0.73)          (1.88)          (1.23)
                                                   ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                     $     7.42      $     7.38      $     8.12      $     8.11
                                                   ==========      ==========      ==========      ==========

TOTAL RETURN                                            (8.62)%         (9.00)%        (18.80)%        (13.17)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)          $      943      $        7      $    1,023      $       15
     Ratio of expenses to average net assets:            2.42%3          1.51%3          1.24%3          1.98%3
     Ratio of net investment loss to
          average net assets:                           (1.33)%3        (0.37)%3        (0.29)%3        (1.06)%3
     Portfolio turnover rate                             0.00%           0.00%           0.00%           0.00%

1 The AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.

2 The AMIDEXTM Cancer Innovations & Healthcare Fund Class C shares commenced operations on February 25, 2002.

3 Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2002 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMIDEXTM Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios and one inactive portfolio, The AMIDEX35TM Mutual Fund, The AMIDEXTM Israel Technology Fund, which is currently inactive, and the AMIDEXTM Cancer Innovations & Healthcare Fund (each a "Fund" and collectively the "Funds"). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Funds are currently registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Fund and only Class A and Class C shares being offered in the AMIDEXTM Cancer Innovations & Healthcare Fund. The Funds investment strategies are capital growth. The AMIDEX35 TM Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEXTM Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

     The  costs   incurred  in  connection   with  the   organization,   initial
registration and public offering of shares were paid by TransNations Investments, LLC. Accordingly, no organization costs have been recorded by the Funds.

     The Board is currently managing the Funds' portfolios and is currently taking action to appoint another investment adviser. The expense cap, which was in place while the investment adviser was responsible for the expenses of the Funds, has been terminated. The Funds now bear all expenses related to the Funds operations. Proxy materials will be prepared and a shareholder meeting will be called in regards to these changes.

     The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation--Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors. At November 30, 2002, no securities were valued as determined by the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes--No provision for federal income taxes has been made since the AMIDEX35 TM. Fund and the AMIDEXTM Cancer Innovations and Healthcare Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2002 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of capital stock for The AMIDEX35TM Fund for the period ended November 30, 2002 were as follows:

     ----------------------------------------------------------------------
                                                          NO-LOAD
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                            53,895     $  315,264
     ----------------------------------------------------------------------
     Redeemed                                       (66,078)      (369,688)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Decrease                                   (12,183)    $  (54,424)
                                                 ==========     ==========
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                          CLASS A
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                             3,059     $   13,140
     ----------------------------------------------------------------------
     Redeemed                                       (53,765)      (230,617)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Decrease                                   (50,706)    $ (217,477)
                                                 ==========     ==========
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                          CLASS C
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                             3,533     $   14,514
     ----------------------------------------------------------------------
     Redeemed                                       (20,349)       (70,621)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Decrease                                   (16,816)    $  (56,107)
                                                 ==========     ==========
     ----------------------------------------------------------------------

     Transactions in shares of capital stock for The AMIDEXTM Israel Technology Fund for the period ended November 30, 2002 were as follows:

     ----------------------------------------------------------------------
                                                          NO-LOAD
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                             8,792     $   40,725
     ----------------------------------------------------------------------
     Redeemed                                       (90,521)      (354,297)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Decrease                                   (81,729)    $ (313,572)
                                                 ==========     ==========
     ----------------------------------------------------------------------

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2002 (UNAUDITED)

2.   CAPITAL SHARE TRANSACTIONS (CONTINUED)

     Transactions in shares of The AMIDEXTM Cancer Innovations & Healthcare Fund for the period ended November 30, 2002 were as follows:

     ----------------------------------------------------------------------
                                                          CLASS A
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                             9,097     $   66,387
     ----------------------------------------------------------------------
     Redeemed                                        (8,007)       (59,214)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Increase                                     1,090     $    7,174
                                                 ==========     ==========
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                          CLASS C
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                                --     $       --
     ----------------------------------------------------------------------
     Redeemed                                          (934)        (6,835)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Decrease                                      (934)    $   (6,835)
                                                 ==========     ==========
     ----------------------------------------------------------------------

     Transactions in shares of capital stock for The AMIDEX35TM Fund for the year ended May 31, 2002 were as follows:

     ----------------------------------------------------------------------
                                                          NO-LOAD
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                            98,403     $  825,943
     ----------------------------------------------------------------------
     Redeemed                                      (183,429)    (1,617,026)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Decrease                                   (85,026)    $ (791,083)
                                                 ==========     ==========
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                          CLASS A
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                           130,217     $  837,283
     ----------------------------------------------------------------------
     Redeemed                                      (134,325)      (901,835)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Decrease                                    (4,108)    $  (64,552)
                                                 ==========     ==========
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                          CLASS C
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                             5,344     $   27,474
     ----------------------------------------------------------------------
     Redeemed                                       (58,791)      (305,843)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Decrease                                   (53,447)    $ (278,369)
                                                 ==========     ==========
     ----------------------------------------------------------------------

     Transactions in shares of capital stock for The AMIDEXTM Israel Technology Fund for the year ended May 31, 2002 were as follows:

     ----------------------------------------------------------------------
                                                          NO-LOAD
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                            39,161     $  266,104
     ----------------------------------------------------------------------
     Redeemed                                       (31,109)      (207,309)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Decrease                                     8,052     $   58,795
                                                 ==========     ==========
     ----------------------------------------------------------------------

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2002 (UNAUDITED)

     Transactions in shares of The AMIDEXTM Cancer Innovations & Healthcare Fund for the period from November 1, 2001 to May 31, 2002 were as follows:

     ----------------------------------------------------------------------
                                                          CLASS A
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                           141,559     $1,368,767
     ----------------------------------------------------------------------
     Redeemed                                       (15,601)      (136,934)
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Increase                                   125,958     $1,231,833
                                                 ==========     ==========
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                          CLASS C
     ----------------------------------------------------------------------
                                                   SHARES         AMOUNT
     ----------------------------------------------------------------------
     Sold                                             1,897     $   17,761
     ----------------------------------------------------------------------
     Redeemed                                            --             --
                                                 ----------     ----------
     ----------------------------------------------------------------------
     Net Increase                                     1,897     $   17,761
                                                 ==========     ==========
     ----------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

     For the period ended November 30, 2002, aggregate purchases and sales of investment securities (excluding short-term investments) for each Portfolio were as follows:

     ----------------------------------------------------------------------
                                                 Purchases        Sales
                                                 ----------     ----------
     ----------------------------------------------------------------------
     AMIDEX35 TM Fund                                    --     $  532,073
     ----------------------------------------------------------------------
     AMIDEXTM Israel Technology Fund                374,380      2,362,582
     ----------------------------------------------------------------------
     AMIDEX TM Cancer Innovations & Healthcare Fund      --             --
     ----------------------------------------------------------------------

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Advisory Agreement and the Servicing Agreement--including the service providers commitment-- were terminated effective September 1, 2002. The termination of these agreements has resulted in an increase of the expense ratios of the Funds as the Funds are now responsible for paying all Fund expenses. The Board of Directors is currently managing the Funds' portfolios and is currently taking action to appoint another investment adviser. During the interim, the Board has contracted Gadi Beer to serve as a consultant to assist in the management of the Funds. For his services, Mr. Beer is receiving $6,000 per month. For the period ended November 30, 2002, Mr. Beer earned $17,776 of consulting fees, with $5,776 remaining payable at November 30, 2002.

     The Funds and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with InCap Service Company to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

     The Funds and the Adviser have entered into a Distribution Agreement with InCap Securities, Inc. to provide distribution services to the Funds. InCap Securities, Inc. serves as underwriter/distributor of the Funds.

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares respectively and 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plans are compensation plans which also allow the Funds to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2002 (UNAUDITED)

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (CONTIUNUED)

     The distribution plans for the following classes of shares in the AMIDEX35TM Fund Class A, the No-load class and the Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the Class A and Class C shares in the AMIDEXTM Cancer Innovations & Healthcare Fund took effect November 1, 2001 and February 25, 2002, respectively. For the period ended November 30, 2002 the AMIDEX35TM Fund incurred $9,747 in 12b-1 fees. For the period ended November 30, 2002, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $1,205 in 12b-1 fees.

5.   TAX MATTERS

     As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

     ----------------------------------------------------------------------------------------
                                                                                AMIDEXTM
                                                                                 Cancer
                                                              AMIDEX35TM      Innovations &
                                                                 Fund        Healthcare Fund
     ----------------------------------------------------------------------------------------
     Cost of investments for tax purposes                    $ 19,814,724     $  1,245,063
     ----------------------------------------------------------------------------------------
     Unrealized Appreciation/ (Depreciation):
     ----------------------------------------------------------------------------------------
          Gross Appreciation                                      703,450           10,325
     ----------------------------------------------------------------------------------------
          Gross Depreciation                                  (13,166,735)        (302,416)
                                                             ------------     ------------
     ----------------------------------------------------------------------------------------
     Net Unrealized Depreciation                             $(12,463,285)    $   (292,091)
     ----------------------------------------------------------------------------------------
     Undistributed Ordinary Income:
     ----------------------------------------------------------------------------------------
     Net investment loss                                          (91,851)          (6,214)
     ----------------------------------------------------------------------------------------
     Undistributed Short-term Capital Gains/(Losses), Net        (251,495)              --
     ----------------------------------------------------------------------------------------
     Undistributed Long-term Capital Gains/(Losses), Net       (1,791,082)              --
     ----------------------------------------------------------------------------------------
               Distributable Earnings, Net                   $(14,597,713)    $   (298,305)
                                                             ============     ============
     ----------------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

     As of November 30, 2002 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

     ----------------------------------------------------------------------------------------
                                                                                AMIDEXTM
                                                                                 Cancer
                                                              AMIDEX35TM      Innovations &
                                                                 Fund        Healthcare Fund
     ----------------------------------------------------------------------------------------
     Expiring in:   2010                                     $ (1,765,437)    $         --
     ----------------------------------------------------------------------------------------

6.   CONCENTRATION OF RISK

     The AMIDEX35TM Fund invests exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

     A large portion of investments held by AMIDEX35TM Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEXTM Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

AMIDEXTM FUNDS, INC.                                          SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2002 (UNAUDITED)

7.   SUBSEQUENT EVENTS--FUND CLOSURES

     Because of difficulty in garnering adequate assets in the AMIDEXTM Cancer Innovations & Healthcare Fund, the Board of Directors has decided to close the Class C shares of the Fund. As of December 17, 2002, the Class C shares have been liquidated.

     Because of difficulty in garnering adequate assets in the AMIDEXTM Israel Technology Fund, the Board of Directors has decided to close the Fund. As of November 5, 2002, the portfolio positions had been sold and the NAV was fixed at $3.89 per share. As of December 31, 2002, all shareholder accounts have been liquidated.